Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Related Parties:

3.       Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet

	December 31, 2017	December 31, 2018
Due from related parties
Oceanbulk Maritime S.A. and its affiliates (d)	$107	$85
Sydelle Marine Limited (h)	44	-
Starocean Manning Philippines Inc. (i)	80	65
Sellers of the Augustea Vessels (f)	-	867
Songa Shipmanagement Ltd. (g)	-	305
Due from related parties	$231	$1,322

Due to related parties
Management and Directors Fees (b)	$229	$236
Sydelle Marine Limited (h)	-	302
Augustea Technoservices Ltd. (f)	-	1,111
Due to related parties	$229	$1,649

Statements of Operations

	2016	2017	2018
Voyage expenses-Interchart (a)	$(3,300)	$(3,300)	(3,400)
Consultancy fees (b)	(496)	(493)	(534)
Directors compensation (b)	(148)	(145)	(159)
Office rent - Combine Marine Ltd. & Alma Properties (c )	(34)	(39)	(41)
Voyage revenues - profit sharing agreement-Sydelle Marine Limited (h)	-	(329)	(875)
Management fees- Augustea Technoservices Ltd. (f)	-	-	(2,309)
Management fees- Songa Shipmanagement Ltd. (g)	-	-	(376)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates (d)	(270)	(284)	(322)

a)	Interchart Shipping Inc. or Interchart: The Company holds 33% of the total outstanding common shares of Interchart. The ownership interest was purchased in 2014 from an entity affiliated with family members of Company’s Chief Executive Officer. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets.

In November 2014, the Company entered into a services agreement with Interchart for chartering, brokering and commercial services for all of the Company’s vessels for a monthly fee of $275, with a term until March 31, 2015, which following consecutive renewals was effective until December 31, 2018. In November 2018, the Company entered into a new service agreement with Interchart, with effect from November 1, 2018 until December 31, 2019, pursuant to which the monthly fee was increased to $325.

During the years ended December 31, 2016, 2017 and 2018 the brokerage commissions charged by Interchart were $3,300, $3,300 and $3,400, respectively, and are included in “Voyage expenses” in the consolidated statements of operations.

b)	Management and Directors Fees: The Company has entered into consulting agreements with companies owned and controlled by each one of its Chief Operating Officer and co-Chief Financial Officers. Pursuant to the corresponding agreements, these entities are entitled to receive an annual discretionary bonus, as determined by the Company’s Board of Directors in its sole discretion. Pursuant to these agreements, the Company is required to pay an aggregate base fee of $544 per year (this amount includes certain fees determined in Euros), using the exchange rate as of December 31, 2018, which was $1.15 per euro).

The expenses related to the aforementioned consulting agreements for the years ended December 31, 2016, 2017 and 2018, were $496, $493 and $534, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations. The related expenses of Company’s directors for the years ended December 31, 2016, 2017 and 2018 were $148, $145 and $159, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations. As of December 31, 2017 and 2018, the Company had outstanding payables of $229 and $236, respectively, to its executive officers and directors and non-executive directors, representing unpaid consulting fees and unpaid fees for their participation in the Company’s Board of Directors and other special committees.

c)	Office rent: On January 1, 2012, Starbulk S.A., entered into a lease agreement for office space with Combine Marine Ltd., a company controlled by Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of the Company’s Chief Executive Officer. The lease agreement provides for a monthly rental of €2,500 (approximately $2.9, using the exchange rate as of December 31, 2018, which was $1.15 per euro). Unless terminated by either party, the agreement will expire in January 2024. The related rent expense for the years ended December 31, 2016, 2017 and 2018 was $34, $35 and $37, respectively, and is included under “General and administrative expenses” in the consolidated statements of operations.

In addition, on December 21, 2016 Starbulk S.A., entered into a six year lease agreement for office space with Alma Properties, a company controlled by Mrs. Milena - Maria Pappas. The lease agreement provides for a monthly rental of €300 (approximately $0.3, using the exchange rate as of December 31, 2018, which was $1.15 per euro). The related rent expense for the years ended December 31, 2017 and 2018 was $4 and $4 and is included under “General and administrative expenses” in the consolidated statement of operations.

d)	Oceanbulk Maritime S.A.: Oceanbulk Maritime S.A. (“Oceanbulk Maritime”) is a ship management company controlled by Mrs. Milena-Maria Pappas. A company affiliated to Oceanbulk Maritime provides the Company certain financial corporate development services. The related expenses for the years ended December 31, 2016, 2017 and 2018 was $270, $284 and $322 and are included under “General and administrative expenses” in the consolidated statement of operations. As of December 31, 2017 and 2018, the Company had outstanding receivables of $107 and $85 from Oceanbulk Maritime and its affiliates, respectively for payments made on their behalf regarding certain administrative items.
e)	Oaktree Shareholder Agreement: On July 11, 2014, the Company and Oaktree Dry Bulk Holding LLC (including affiliated funds, “Oaktree”), one of the Company’s major shareholders, entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company’s nine directors so long as it beneficially owns 40% or more of the Company’s outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company’s outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree’s designation rights terminate if it beneficially owns less than 5% of the Company’s outstanding voting securities.

The three directors currently designated by Oaktree are Messrs. Pappas and Balakrishnan and Ms. Stephens, Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company’s outstanding common shares (subject to adjustment under certain circumstances).

f)	Augustea Technoservices Ltd.: Following the completion of the Augustea Vessel Purchase Transaction, the Company appointed Augustea Technoservices Ltd., an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Zagari as further described in Note 1 above, as the technical manager of certain of its vessels. The management fees incurred since the completion of the Augustea Vessel Purchase Transaction, on August 3, 2018 and until December 31, 2018 were $2,309 and are included in “Management fees” in the consolidated statement of operations. The outstanding balance due to Augustea Technoservices Ltd as of December 31, 2018 is $1,111 and is included in Due to related parties in the consolidated balance sheet. In addition, pursuant to the post-closing adjustments set forth in the underlying purchase agreement, as of December 31, 2018 the Company had an outstanding receivable of $867 from the sellers of the Augustea Vessels, which is included in Due from related parties in the consolidated balance sheet.
g)	Songa Shipmanagement Ltd.: Following the completion of the Songa Vessel Purchase Transaction, the Company appointed Songa Shipmanagement Ltd, an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Blystad as further described in Note 1 above, as the technical manager of certain of its vessels. The management fees incurred since the completion of the Songa Vessel Purchase Transaction, on July 7, 2018 and until December 31, 2018 were $376 and are included in “Management fees” in the consolidated statement of operations. The outstanding balance due from Songa Shipmanagement Ltd as of December 31, 2018 is $305 and is included in Due from related parties in the consolidated balance sheet.
h)	Sydelle profit sharing agreement: In April 2017, Sydelle Marine Limited (“Sydelle”), a company controlled by members of the family of Mr. Petros Pappas, entered into a pooling agreement (the “Sydelle Agreement”) with the Company’s fully owned subsidiary Domus Shipping LLC, owner of the vessel Star Ariadne, whereby the net revenues of Star Ariadne and the vessel owned by Sydelle will be equally split between the two companies. Pursuant to the Sydelle Agreement, the pool adjustment for the years ended December 31, 2017 and 2018 was ($329) and ($875), respectively, which is recorded in “Voyage revenues” in the consolidated statement of operations. As of December 31, 2017 and 2018, the Company had an outstanding receivable amount of $44 and a payable amount of $302, respectively, in connection with the Sydelle Agreement. The pooling agreement was terminated, effective December 31, 2018.
i)	StarOcean Manning Philippines Inc.: The Company has 25% ownership interest in Starocean Manning Philippines, Inc. (“Starocean”), a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by local entrepreneurs. This investment is accounted for as an equity method investment, which as of December 31, 2017 and 2018 is $21 and $50 and is included in “Other Current Assets” in the consolidated balance sheets. As of December 31, 2017 and 2018 the Company has an outstanding receivable of $80 and $65, respectively, from Starocean relating to advances paid for working capital purposes.
j)	Oceanbulk Container Carriers LLC.: On June 28, 2018, the Company completed the acquisition of three newbuilding Newcastlemax vessels (the “OCC Vessels”) from Oceanbulk Container Carriers LLC (“OCC”), an entity affiliated with Oaktree Capital Management L.P. and with family members of the Company’s CEO, (the “OCC Vessel Acquisition”), for an aggregate consideration of 3,304,735 common shares.